Operating Lease Right of Use Assets (Details) - Schedule of Operating Lease Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Expenses [Line Items]
Total operating lease expenses	$ 2,210,841	$ 3,390,748	$ 886,151
Cost of revenues [Member]
Schedule of Operating Lease Expenses [Line Items]
Total operating lease expenses	$ 2,210,841	$ 3,390,748	$ 886,151